Long-term Debt and Capital Structure - Summary of Unsecured Notes (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 04, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal		$ 500
Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	$ 5,511
5.70 % Due October 15, 2019 [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	500
3.00% Due August 15, 2022 [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	500
3.80% Due September 15, 2023 [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	450
4.25% Due April 15, 2027 [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	962
5.25% Due June 15, 2037 [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	641
6.75% Due November 15, 2039 [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	1,400
4.45% Due September 15, 2042 [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	168
5.20% Due September 15, 2043 [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	58
5.40% Due June 15, 2047 [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal	$ 832